Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Inventories (Tables) [Line Items]
Schedule of Inventories, Net of Reserves	Inventories, net of reserves, consisted of the following:
	(in thousands)
	December 31, 2023	December 31, 2022
Raw materials	$832	$751
Work in process	11	6
Finished goods	627	716
	$1,470	$1,473